SEGMENT INFORMATION - Geographical Segment Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Geographical segment data:
Fixed assets	$ 1,588,923	$ 1,652,710
Brazil
Geographical segment data:
Revenues	94,588	103,368	$ 100,052
Fixed assets	223,900	347,366
Indonesia
Geographical segment data:
Revenues	72,495	67,774	67,325
Fixed assets	177,205	191,139
Jordan
Geographical segment data:
Revenues	57,144	57,112	37,750
Fixed assets	269,846	278,588
Kuwait
Geographical segment data:
Revenues	47,645	47,654	47,402
Fixed assets	259,310	267,055
United Arab Emirates
Geographical segment data:
Revenues	44,726	46,465	$ 41,970
Fixed assets	$ 108,776	$ 122,078